UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-02671

Deutsche DWS Municipal Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	11/30/2022

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

November 30, 2022
Semiannual Report
to Shareholders
DWS Managed Municipal Bond Fund

Contents
4	Letter to Shareholders
5	Performance Summary
9	Portfolio Management Team
10	Portfolio Summary
11	Investment Portfolio
35	Statement of Assets and Liabilities
37	Statement of Operations
38	Statements of Changes in Net Assets
39	Financial Highlights
43	Notes to Financial Statements
54	Information About Your Fund’s Expenses
56	Advisory Agreement Board Considerations and Fee Evaluation
60	Account Management Resources
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Managed Municipal Bond Fund

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”  ) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. The Fund invests in inverse floaters, which are derivatives that involve leverage and could magnify the Fund’s gains or losses. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.

DWS Managed Municipal Bond Fund	|	3

Letter to Shareholders
Dear Shareholder:
Financial markets experienced several negative impacts which began in late February with the Russia-Ukraine war and continued through the remainder of the year due to volatility in energy, a rise in inflation, pressure on supply chains, and slower corporate earnings growth. Global monetary authorities have moved aggressively to tame inflation which in turn has created a swift decline in equity and fixed income markets. The longer-term effects of these headwinds remain uncertain. De-globalization and a desire for energy independence across Europe and North America may continue to push prices upwards, and we expect inflation will remain higher than average over the next decade.
In periods such as this, real capital preservation becomes more challenging. Our portfolio managers continue to assess risks and form opinions on how these headwinds may impact investment portfolios over multiple time horizons. Yields for bonds can be impacted by economic risks, rising inflation, and slowing monetary support. We expect a moderate rise in government bond yields while short term spread widening may offer potential over the next year. For equities, we expect continued volatility in the short-term, however we do have a favorable view on companies with solid balance sheets and business models over a twelve-month horizon. We believe alternatives such as real estate, infrastructure and commodities may help in preserving capital given pricing power and correlation to inflation. Overall, we believe a diversified and balanced portfolio may help mitigate portfolio volatility during this uncertain economic and market cycle.
In our view, the current environment underscores the value add of active portfolio management. We also believe that the strong partnership between our portfolio managers and our CIO Office — which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world — makes an important difference in making strategic and tactical decisions for the DWS Funds. Thank you for your trust. We welcome the opportunity to help you navigate these unusual times. For ongoing updates to our market and economic outlook, please visit the “Insights”  section of dws.com.
Best regards,

Hepsen Uzcan
President, DWS Funds
Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

4	|	DWS Managed Municipal Bond Fund

Performance SummaryNovember 30, 2022 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/22
Unadjusted for Sales Charge	–2.68%	–11.55%	0.44%	1.38%
Adjusted for the Maximum Sales Charge (max 2.75% load)	–5.35%	–13.98%	–0.12%	1.10%
Bloomberg Municipal Bond Index†	–1.43%	–8.64%	1.40%	1.98%
Average Annual Total Returns as of 9/30/22 (most recent calendar quarter end)
Unadjusted for Sales Charge		–14.08%	–0.35%	1.28%
Adjusted for the Maximum Sales Charge (max 2.75% load)		–16.44%	–0.90%	1.00%
Bloomberg Municipal Bond Index†		–11.50%	0.59%	1.79%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/22
Unadjusted for Sales Charge	–3.04%	–12.22%	–0.35%	0.59%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–4.00%	–12.22%	–0.35%	0.59%
Bloomberg Municipal Bond Index†	–1.43%	–8.64%	1.40%	1.98%
Average Annual Total Returns as of 9/30/22 (most recent calendar quarter end)
Unadjusted for Sales Charge		–14.73%	–1.13%	0.49%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		–14.73%	–1.13%	0.49%
Bloomberg Municipal Bond Index†		–11.50%	0.59%	1.79%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/22
No Sales Charges	–2.67%	–11.41%	0.65%	1.59%
Bloomberg Municipal Bond Index†	–1.43%	–8.64%	1.40%	1.98%
Average Annual Total Returns as of 9/30/22 (most recent calendar quarter end)
No Sales Charges		–13.95%	–0.13%	1.49%
Bloomberg Municipal Bond Index†		–11.50%	0.59%	1.79%

DWS Managed Municipal Bond Fund	|	5

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/22
No Sales Charges	–2.67%	–11.43%	0.66%	1.61%
Bloomberg Municipal Bond Index†	–1.43%	–8.64%	1.40%	1.98%
Average Annual Total Returns as of 9/30/22 (most recent calendar quarter end)
No Sales Charges		–13.96%	–0.13%	1.51%
Bloomberg Municipal Bond Index†		–11.50%	0.59%	1.79%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2022 are 0.76%, 1.56%, 0.61% and 0.55% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
A portion of the Fund’s distributions may be subject to federal, state and local taxes and the alternative minimum tax.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

6	|	DWS Managed Municipal Bond Fund

Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended November 30

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
†
Bloomberg Municipal Bond Index covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.

‡	Total returns shown for periods less than one year are not annualized.

DWS Managed Municipal Bond Fund	|	7

	Class A	Class C	Class S	Institutional Class
Net Asset Value
11/30/22	$7.94	$7.94	$7.95	$7.94
5/31/22	$8.29	$8.29	$8.31	$8.30
Distribution Information as of 11/30/22
Income Dividends, Six Months	$.13	$.10	$.14	$.14
November Income Dividend	$.0220	$.0172	$.0236	$.0236
SEC 30-day Yield‡‡	3.56%	2.93%	3.91%	3.91%
Tax Equivalent Yield‡‡	6.01%	4.95%	6.60%	6.60%
Current Annualized Distribution Rate‡‡	3.37%	2.64%	3.61%	3.62%

‡‡
The SEC yield is net investment income per share earned over the month ended
November 30, 2022, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC
yields would have been 2.90%, 3.82% and 3.86% for Class C, Class S and Institutional
shares, respectively, had certain expenses not been reduced. Tax equivalent yield is based on the Fund’s yield and a marginal income tax rate of 40.8%. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on November 30, 2022. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rates would have been 2.61%, 3.52% and 3.57% for Class C, Class S and
Institutional shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

8	|	DWS Managed Municipal Bond Fund

Portfolio Management Team
Matthew J. Caggiano, CFA, Head of Investment Strategy Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 1999.
—Joined DWS in 1989.
—Co-Head of Municipal Bond Department.
—BS, Pennsylvania State University; MS, Boston College.
Chad H. Farrington, CFA, Head of Investment Strategy Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2018.
—Joined DWS in 2018 with 20 years of industry experience; previously, worked as Portfolio Manager, Head of Municipal Research, and Senior Credit Analyst at Columbia Threadneedle.
—Co-Head of Municipal Bond Department.
—BS, Montana State University.
Michael J. Generazo, Senior Portfolio Manager Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2010.
—Joined DWS in 1999.
—BS, Bryant College; MBA, Suffolk University.

DWS Managed Municipal Bond Fund	|	9

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Open-End Investment Companies)	11/30/22	5/31/22
Revenue Bonds	78%	78%
Lease Obligations	8%	9%
General Obligation Bonds	8%	8%
Escrow to Maturity/Prerefunded Bonds	4%	4%
Variable Rate Demand Notes	1%	1%
Other	1%	0%
Variable Rate Demand Preferred Shares	0%	0%
	100%	100%

Interest Rate Sensitivity	11/30/22	5/31/22
Effective Maturity	10.5 years	7.8 years
Modified Duration	7.0 years	5.8 years
Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current interest rate environment.
Quality (As a % of Investment Portfolio excluding Open-End Investment Companies)	11/30/22	5/31/22
AAA	9%	9%
AA	33%	34%
A	31%	31%
BBB	15%	14%
BB	3%	3%
B	0%	0%
Not Rated	9%	9%
	100%	100%
The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s” ), Fitch Ratings, Inc. (“Fitch” ) or S&P Global Ratings (“S&P” ) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Top Five State Allocations (As a % of Investment Portfolio excluding Open-End Investment Companies)	11/30/22	5/31/22
New York	15%	15%
Texas	10%	10%
California	8%	7%
Florida	7%	6%
Illinois	7%	6%
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 11. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 60 for contact information.

10	|	DWS Managed Municipal Bond Fund

Investment Portfolioas of November 30, 2022 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Investments 97.0%
Alaska 0.1%
Alaska, Northern Tobacco Securitization Corp., Tobacco Settlement Revenue, “1” , Series A, 4.0%, 6/1/2050	2,045,000	1,743,902
Arizona 1.5%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032, GTY: Citigroup Global Markets	1,600,000	1,680,293
5.0%, 12/1/2037, GTY: Citigroup Global Markets	8,405,000	8,699,254
Arizona, State Health Facilities Authority Revenue, Banner Health, Series B, MUNIPSA + 0.25%, 2.15% (a), 1/1/2046	3,290,000	3,177,043
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	5,490,000	4,946,117
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Series B, 144A, 5.0%, 7/1/2049	4,560,000	4,154,485
Phoenix, AZ, Civic Improvement Corp., Rental Car Facility Revenue, Series A, 4.0%, 7/1/2045	7,000,000	6,271,937
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project:
Series 2022, 144A, 4.0%, 6/15/2051	5,710,000	4,122,179
Series 2022, 144A, 4.0%, 6/15/2057	715,000	494,353
144A, 5.0%, 6/15/2049	1,445,000	1,282,240
144A, 5.0%, 6/15/2052	1,410,000	1,238,830
		36,066,731
California 8.2%
California, Community Housing Agency, Essential Housing Revenue, Verdant at Green Valley Project, Series A, 144A, 5.0%, 8/1/2049	5,575,000	4,897,786
California, CSCDA Community Improvement Authority, Essential Housing Revenue, Series A, 144A, 5.0%, 7/1/2051	7,600,000	6,863,438
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, Prerefunded, 5.0%, 6/1/2040	11,765,000	12,493,041
California, Housing Finance Agency, Municipal Certificates:
“A", 3.25%, 8/20/2036	8,524,677	7,367,160
“A", Series 2021-1, 3.5%, 11/20/2035	5,448,309	4,916,830
“A", Series 2021-2, 3.75%, 3/25/2035	19,718,030	19,367,745
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	11

	Principal Amount ($)	Value ($)
California, Mizuho Floater/Residual Trust, Series 2022-MIZ9110, 144A, 2.15% (b), 12/7/2022, LIQ: Mizuho Capital Markets LLC, LOC: Mizuho Capital Markets LLC	2,465,000	2,465,000
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	2,395,000	2,402,160
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	15,315,000	18,950,992
California, Nuveen AMT-Free Municipal Credit Income Fund, Series C, 2.35% (b), 12/1/2022	3,500,000	3,500,000
California, Nuveen AMT-Free Quality Municipal Income Fund, Series D, 2.35% (b), 12/1/2022	3,500,000	3,500,000
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	1,560,000	1,257,250
4.0%, 9/1/2046	2,265,000	1,978,337
California, State General Obligation, Various Purposes:
Series C-3, 1.35% (b), 12/7/2022, LOC: U.S. Bank NA	1,900,000	1,900,000
4.0%, 9/1/2042	4,000,000	4,071,935
4.0%, 4/1/2049	1,420,000	1,427,435
4.0%, 3/1/2050	5,365,000	5,383,178
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project, Series A, AMT, 5.0%, 12/31/2043	3,110,000	3,145,632
California, State Public Finance Authority Revenue, ENSO Village Project:
Series A, 144A, 5.0%, 11/15/2046	675,000	573,110
Series A, 144A, 5.0%, 11/15/2051	1,690,000	1,406,882
California, State Public Works Board, Lease Revenue:
Series C, 5.0%, 8/1/2032	3,600,000	4,241,241
Series A, 5.0%, 8/1/2033	6,250,000	7,358,139
Series C, 5.0%, 8/1/2033	3,765,000	4,432,543
California, State University Revenue, Series A, 5.0%, 11/1/2038	7,410,000	7,771,684
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 144A, 5.25%, 12/1/2056	2,905,000	2,893,347
Series A, 5.5%, 12/1/2054	7,765,000	7,807,837
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Foxwood Apartments Project, Series J, 1.53% (b), 12/7/2022, LOC: Wells Fargo Bank NA	750,000	750,000
Los Angeles, CA, Department of Airports Revenue:
Series B, AMT, 5.0%, 5/15/2029	8,625,000	9,291,130
The accompanying notes are an integral part of the financial statements.

12	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Series B, AMT, 5.0%, 5/15/2030	5,715,000	6,141,192
Series C, AMT, 5.0%, 5/15/2031	3,910,000	4,161,385
Series C, AMT, 5.0%, 5/15/2044	11,250,000	11,537,191
Series A, AMT, 5.0%, 5/15/2045	3,750,000	3,907,769
Nuveen California Quality Municipal Income Fund, 1.99% (b), 12/7/2022	100,000	100,000
Sacramento County, CA, Airport Systems Revenue, Series C, AMT, 5.0%, 7/1/2030	13,690,000	14,545,997
San Bernardino County, CA, Flood Control District, 1.6% (b), 12/7/2022, LOC: Bank of America NA	655,000	655,000
		193,462,366
Colorado 6.2%
Colorado, North Range Metropolitan District No. 3, Series A, 5.25%, 12/1/2050	3,833,000	3,289,895
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038, GTY: Merrill Lynch & Co.	30,000,000	36,124,746
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, Prerefunded, 5.5%, 1/1/2035	16,250,000	16,741,397
Colorado, State Health Facilities Authority, Hospital Revenue, CommonSpirit Health Obligation Group, Series A-1, 4.0%, 8/1/2044	4,000,000	3,474,263
Colorado, Trails At Crowfoot Metropolitan District No. 3, Series A, 5.0%, 12/1/2049	1,000,000	887,805
Denver City & County, CO, Airport Revenue:
Series A, AMT, 5.0%, 12/1/2029	7,985,000	8,600,307
Series A, AMT, 5.0%, 12/1/2032	6,350,000	6,743,030
Series A, AMT, 5.5%, 11/15/2028	15,000,000	15,271,689
Series A, AMT, 5.5%, 11/15/2029	14,705,000	14,969,484
Series A, AMT, 5.5%, 11/15/2030	15,080,000	15,341,308
Series A, AMT, 5.5%, 11/15/2031	5,000,000	5,082,732
Series A, AMT, 5.5%, 11/15/2053	4,000,000	4,266,534
Series D, AMT, 5.75%, 11/15/2045	3,280,000	3,633,810
Denver, CO, Convention Center Hotel Authority Revenue, 5.0%, 12/1/2040	2,770,000	2,753,672
Denver, CO, Urban Renewal Authority, Tax Increment Revenue, 9th Urban Redevelopment Area, Series A, 144A, 5.25%, 12/1/2039	4,895,000	4,926,513
Douglas County, CO, Rampart Range Metropolitan District No. 5:
4.0%, 12/1/2041	940,000	706,330
Series 2021, 4.0%, 12/1/2051	3,510,000	2,369,881
		145,183,396
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	13

	Principal Amount ($)	Value ($)
Connecticut 1.2%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, 144A, 5.0%, 4/1/2039	12,000,000	11,702,383
Connecticut, State General Obligation, Series C, 5.0%, 6/15/2029	14,690,000	16,316,271
Connecticut, Steel Point Infrastructure Improvement District Special Obligation Revenue, Steelpointe Harbor Project:
144A, 4.0%, 4/1/2041	360,000	307,037
144A, 4.0%, 4/1/2051	1,000,000	796,754
		29,122,445
District of Columbia 1.4%
District of Columbia, General Obligation, Series A, 5.0%, 6/1/2033	7,500,000	7,878,451
District of Columbia, International School Revenue:
5.0%, 7/1/2039	300,000	302,288
5.0%, 7/1/2054	2,425,000	2,370,109
District of Columbia, Latin American Montessori Bilingual Public Charter School, 5.0%, 6/1/2050	4,810,000	4,339,085
District of Columbia, Two Rivers Public Charter School, Inc., 5.0%, 6/1/2055	5,330,000	5,086,986
Metropolitan Washington, DC, Airports Authority System Revenue:
Series A, AMT, 5.0%, 10/1/2031	5,355,000	5,621,058
Series A, AMT, 5.0%, 10/1/2032	5,000,000	5,233,863
Washington, DC, Convention & Sports Authority, Dedicated Tax Revenue:
Series A, 5.0%, 10/1/2029	1,455,000	1,589,727
Series A, 5.0%, 10/1/2030	1,455,000	1,588,337
		34,009,904
Florida 6.8%
Broward County, FL, Airport Systems Revenue:
Series A, AMT, 4.0%, 10/1/2044	2,140,000	1,966,979
Series A, AMT, 4.0%, 10/1/2049	3,425,000	3,085,349
AMT, 5.0%, 10/1/2042	10,000,000	10,184,211
Broward County, FL, Port Facilities Revenue:
AMT, 5.25%, 9/1/2047	1,010,000	1,075,877
AMT, 5.5%, 9/1/2052	7,455,000	8,046,328
Charlotte County, FL, Industrial Development Authority, Utility System Revenue, Town & Country Utilities Project, Series A, 144A, AMT, 4.0%, 10/1/2051, GTY: Babcock Ranch IRR LLC	1,560,000	1,155,028
The accompanying notes are an integral part of the financial statements.

14	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Davie, FL, Educational Facilities Revenue, Nova Southeastern University Project, 5.0%, 4/1/2048	7,345,000	7,535,790
Florida, Capital Project Finance Authority, Student Housing Revenue, Loan Program:
Series A-1, 5.0%, 10/1/2032	540,000	543,440
Series A-1, 5.0%, 10/1/2033	540,000	542,394
Series A-1, 5.0%, 10/1/2034	545,000	545,288
Series A-1, 5.0%, 10/1/2035	270,000	268,970
Florida, Capital Trust Agency, Educational Growth Fund LLC, Charter School Portfolio Project, Series A-1, 144A, 5.0%, 7/1/2056	3,570,000	3,178,397
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
Series A, 5.0%, 6/15/2047	6,600,000	6,602,971
Series A, 5.0%, 6/15/2050	5,170,000	5,143,315
Series A, 5.0%, 6/15/2052	1,980,000	1,960,200
Series A, 5.0%, 6/15/2056	3,210,000	3,130,678
Florida, Development Finance Corp., Brightline Florida Passenger Rail Expansion Project, Series A, 144A, AMT, 7.25% (a), 7/1/2057	2,000,000	1,987,626
Florida, Development Finance Corp., Educational Facilities Revenue, River City Science Academy Project:
Series A-1, 5.0%, 7/1/2042	280,000	280,639
Series B, 5.0%, 7/1/2042	295,000	288,885
Series A-1, 5.0%, 7/1/2051	255,000	250,440
Series B, 5.0%, 7/1/2051	420,000	400,381
Series A-1, 5.0%, 2/1/2057	370,000	356,748
Series B, 5.0%, 7/1/2057	440,000	410,892
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Brightline Passenger Rail Project, Series B, 144A, AMT, 7.375%, 1/1/2049	3,000,000	2,675,166
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project:
Series A, 144A, AMT, 6.375% (a), 1/1/2049	3,105,000	2,836,853
Series A, 144A, AMT, 6.5% (a), 1/1/2049	3,400,000	3,061,064
Florida, Higher Educational Facilities Financing Authority Revenue, Rollins College Project, Series A, 4.0%, 12/1/2050	15,000,000	13,355,769
Florida, Jacksonville Electric Authority, Electric System Revenue, Series B, 4.0%, 10/1/2037	1,500,000	1,502,458
Florida, State Development Finance Corp., Senior Living Revenue, The Cabana at Jensen Dunes Project, Series A, 144A, 5.25%, 11/15/2056	15,000,000	11,502,987
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	15

	Principal Amount ($)	Value ($)
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology, Series A, 4.0%, 10/1/2044	1,000,000	860,838
Florida, State Higher Educational Facilities Financial Authority Revenue, Jacksonville University Project, Series A-1, 144A, 4.75%, 6/1/2038	2,150,000	1,911,146
Florida, State Housing Finance Corp., Revenue, Series 1, 3.5%, 7/1/2051	2,455,000	2,421,593
Florida, Village Community Development District No. 12, Special Assessment Revenue:
144A, 4.25%, 5/1/2043	8,385,000	7,388,032
144A, 4.375%, 5/1/2050	7,010,000	6,033,205
Florida, Village Community Development District No. 13, Special Assessment Revenue, Series 2021, 3.25%, 5/1/2052	2,280,000	1,407,505
Florida, Village Community Development District No. 14, 5.5%, 5/1/2053	6,670,000	6,726,171
Jacksonville, FL, Educational Facilities Revenue, Jacksonville University Project, Series B, 144A, 5.0%, 6/1/2053	3,250,000	2,765,613
Miami-Dade County, FL, Seaport Revenue, Series B-1, AMT, 4.0%, 10/1/2046	6,430,000	5,883,874
Orange County, FL, School Board, Certificates of Participation, Series C, 5.0%, 8/1/2033	16,610,000	17,550,480
Pinellas County, FL, Industrial Development Authority Revenue, Foundation For Global Understanding, Inc. Project, 5.0%, 7/1/2039	2,000,000	1,944,121
Tampa, FL, The University of Tampa Project, Series A, 4.0%, 4/1/2050	13,380,000	11,904,341
		160,672,042
Georgia 3.0%
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Inc. Project:
Series A, 4.0%, 4/1/2052	3,825,000	3,472,721
Series A, 5.0%, 4/1/2047	18,135,000	18,275,325
DeKalb County, GA, Water & Sewer Revenue:
Series A, 5.25%, 10/1/2033	3,635,000	3,641,250
Series A, 5.25%, 10/1/2036	11,115,000	11,130,565
Series A, 5.25%, 10/1/2041	5,000,000	5,006,175
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	3,155,000	3,205,177
George L Smith II, GA, Congress Center Authority, Convention Center Hotel First Tier, Series A, 4.0%, 1/1/2054	815,000	663,372
The accompanying notes are an integral part of the financial statements.

16	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
George L Smith II, GA, Congress Center Authority, Convention Center Hotel Second Tier, Series B, 144A, 5.0%, 1/1/2054	4,255,000	3,541,781
Georgia, Glynn-Brunswick Memorial Hospital Authority, Anticipation Certificates, Southeast Georgia Health System Project, 5.0%, 8/1/2047	2,035,000	2,039,199
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.5%, 9/15/2023, GTY: Merrill Lynch & Co.	5,000,000	5,077,677
Series A, 5.5%, 9/15/2027, GTY: Merrill Lynch & Co.	5,000,000	5,352,609
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co.	5,000,000	5,398,431
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2035	2,995,000	3,064,921
		69,869,203
Illinois 6.5%
Chicago, IL, Board of Education:
Series A, 4.0%, 12/1/2047	2,385,000	1,947,521
Series A, 5.0%, 12/1/2034	810,000	808,576
Series E, 6.038%, 12/1/2029	1,500,000	1,420,801
Chicago, IL, General Obligation:
Series A, 5.5%, 1/1/2049	2,535,000	2,571,455
Series A, 6.0%, 1/1/2038	2,290,000	2,381,162
Chicago, IL, O’Hare International Airport Revenue, Series A, AMT, 5.5%, 1/1/2055	6,395,000	6,732,879
Chicago, IL, O’Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	2,630,000	2,634,202
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Series A, 5.0%, 12/1/2045	3,700,000	3,803,372
Series A, 5.0%, 12/1/2057	5,000,000	5,118,052
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien:
Series A, 4.0%, 12/1/2050	3,730,000	3,315,985
Series A, 5.0%, 12/1/2052	15,000,000	15,343,094
Chicago, IL, Waterworks Revenue, 5.0%, 11/1/2023, INS: AGMC	2,990,000	2,995,660
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2038, INS: NATL	17,305,000	8,243,870
Illinois, Regional Transportation Authority, Series B, 5.75%, 6/1/2033, INS: NATL	7,000,000	8,151,292
Illinois, State Finance Authority Revenue, Edward Elmhurst Obligated Group:
Series A, Prerefunded, 5.0%, 1/1/2036	2,970,000	3,201,844
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	17

	Principal Amount ($)	Value ($)
Series A, Prerefunded, 5.0%, 1/1/2037	3,965,000	4,290,377
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.125%, 2/15/2045* (c)	9,825,000	4,814,250
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	12,000,000	12,397,518
Illinois, State General Obligation:
5.0%, 11/1/2034	3,500,000	3,578,133
5.0%, 1/1/2035	7,575,000	7,707,150
Series A, 5.0%, 5/1/2040	3,000,000	3,038,496
Series A, 5.0%, 12/1/2042	5,955,000	6,002,989
Series A, 5.0%, 5/1/2043	2,000,000	2,014,039
Series A, 5.0%, 3/1/2046	1,995,000	2,002,261
Series A, 5.25%, 12/1/2030	6,500,000	6,847,124
Series C, 5.25%, 10/1/2046	6,000,000	6,164,307
5.5%, 5/1/2039	7,665,000	8,091,019
5.75%, 5/1/2045	4,205,000	4,433,817
Illinois, State Toll Highway Authority, Series A, 5.0%, 1/1/2044	7,075,000	7,426,315
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	5,805,000	6,009,787
		153,487,347
Indiana 1.1%
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2053	20,635,000	18,993,637
Indiana, State Finance Authority Revenue, Stadium Project, Series A, 5.25%, 2/1/2031	2,595,000	2,742,277
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	3,000,000	3,031,129
Indiana, State Housing & Community Development Authority, Single Family Mortgage Revenue, Series C-1, 5.0%, 7/1/2053	1,800,000	1,869,257
		26,636,300
Iowa 0.8%
Iowa, Higher Education Loan Authority, Des Moines University Project, 5.375%, 10/1/2052	2,265,000	2,342,222
Iowa, State Higher Education Loan Authority Revenue, Private College Facility, Des Moines University Project, 4.0%, 10/1/2045	12,905,000	11,515,347
Iowa, Tobacco Settlement Authority Revenue:
Series B-2, Zero Coupon, 6/1/2065	4,125,000	452,241
Series B-1, 4.0%, 6/1/2049	4,150,000	4,127,157
		18,436,967
The accompanying notes are an integral part of the financial statements.

18	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Kentucky 0.6%
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group:
Series A, 5.0%, 6/1/2045	1,275,000	1,280,108
Series A, 5.25%, 6/1/2041	1,915,000	1,950,834
Louisville & Jefferson County, KY, Metro Government Hospital Revenue, UOFL Health Project:
Series A, 5.0%, 5/15/2047	2,440,000	2,480,705
Series A, 5.0%, 5/15/2052	7,835,000	7,919,816
		13,631,463
Louisiana 0.1%
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	2,830,000	2,844,807
Maryland 0.3%
Maryland, State Community Development Administration, Department of Housing & Community Development, Series C, 3.5%, 3/1/2050	2,345,000	2,315,779
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project:
5.0%, 7/1/2050	1,305,000	1,287,639
5.0%, 7/1/2056	2,195,000	2,145,995
Series A, 5.75%, 7/1/2053	1,925,000	2,035,255
		7,784,668
Massachusetts 1.1%
Massachusetts, State Development Finance Agency Revenue, Lesley University, Series A, 5.0%, 7/1/2049	2,750,000	2,751,354
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series S-1, 5.0%, 7/1/2028	2,700,000	2,959,119
Massachusetts, State Development Finance Agency Revenue, Springfield College:
Series B, 4.0%, 6/1/2050	3,900,000	3,328,524
Series A, 4.0%, 6/1/2056	1,105,000	912,999
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare, Series I, 5.0%, 7/1/2036	1,000,000	1,026,710
Massachusetts, State Development Financing Agency, College of the Holy Cross, Series A, 1.05% (b), 12/1/2022, LOC: Bank of America NA	1,600,000	1,600,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Baystate Medical Center, Series J-2, 1.0% (b), 12/1/2022, LOC: TD Bank NA	200,000	200,000
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	19

	Principal Amount ($)	Value ($)
Massachusetts, State Housing Finance Agency, Single Family Housing Revenue, Series 222, 3.0%, 6/1/2051	13,000,000	12,460,999
Massachusetts, State Water Resources Authority, Series A-1, 1.95% (b), 12/7/2022, SPA: JPMorgan Chase Bank NA	100,000	100,000
		25,339,705
Michigan 0.9%
Michigan, State Finance Authority Ltd. Obligation Revenue, Albion College:
4.0%, 12/1/2046	1,710,000	1,472,994
4.0%, 12/1/2051	1,745,000	1,460,746
Michigan, State Finance Authority Revenue, Michigan Finance Authority Tobacco Settlement Revenue, “1” , Series A, 4.0%, 6/1/2049	10,740,000	8,897,489
Michigan, State Strategic Fund Ltd., Obligation Revenue, Graphic International LLC, Coated Recycled Board Machine Project, AMT, 4.0% (a), 10/1/2061	2,665,000	2,577,492
Michigan, Strategic Fund, 75 Improvement P3 Project, AMT, 5.0%, 6/30/2048	5,800,000	5,592,191
		20,000,912
Minnesota 1.0%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	5,000,000	5,050,704
Series A, 5.0%, 2/15/2053	14,060,000	14,132,159
Minnesota, State Trunk Highway, Series B, 4.0%, 8/1/2032	5,000,000	5,255,353
		24,438,216
Missouri 0.4%
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Projects, Series B, 5.0%, 2/1/2046	2,460,000	2,305,935
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services:
4.0%, 2/1/2042	2,640,000	2,131,248
Series A, 5.0%, 2/1/2046	3,285,000	3,079,267
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, First Homeownership Loan Program, Series B, 4.0%, 5/1/2050	2,960,000	2,962,204
		10,478,654
The accompanying notes are an integral part of the financial statements.

20	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Nebraska 0.2%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children’s Hospital Obligated Group, 5.0%, 11/15/2047	5,205,000	5,300,791
Nevada 0.2%
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	41,500,000	4,905,860
New Jersey 3.6%
Hudson County, NJ, Improvement Authority Revenue, Hudson County Courthouse Project, 4.0%, 10/1/2051	11,500,000	10,827,158
New Jersey, State Covid-19 General Obligation Emergency Bonds, Series A, 4.0%, 6/1/2031	1,245,000	1,319,570
New Jersey, State Economic Development Authority Revenue, Series BBB, Prerefunded, 5.5%, 6/15/2030	16,440,000	18,272,725
New Jersey, State Economic Development Authority Revenue, Private Activity, The Goethals Bridge Replacement Project, AMT, 5.0%, 1/1/2031, INS: AGMC	4,000,000	4,016,944
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	2,885,000	2,946,799
Series A, 5.0%, 6/15/2047	3,205,000	3,257,916
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue, Series B, AMT, 2.5%, 12/1/2040	2,080,000	1,694,142
New Jersey, State Housing & Mortgage Finance Agency, Single Family Housing Revenue, Series I, 5.0%, 10/1/2053	2,665,000	2,767,643
New Jersey, State Transportation Trust Fund Authority, Transportation Program, Series CC, 5.5%, 6/15/2050 (d)	4,500,000	4,831,624
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series AA, 4.0%, 6/15/2050	5,820,000	5,250,122
Series A, 5.0%, 12/15/2034	9,280,000	9,856,310
Series A, 5.0%, 12/15/2036	2,385,000	2,499,781
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.25%, 6/1/2046	7,900,000	7,959,937
South Jersey, NJ, Transportation Authority System Revenue:
Series A, 4.0%, 11/1/2050	2,000,000	1,753,972
Series A, 5.0%, 11/1/2045	3,000,000	3,092,861
Series A, 5.25%, 11/1/2052	3,200,000	3,339,229
		83,686,733
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	21

	Principal Amount ($)	Value ($)
New Mexico 0.8%
New Mexico, State Finance Authority Revenue, Public Project Revolving Fund:
Series A, 4.0%, 6/1/2029	5,765,000	6,119,750
Series A, 4.0%, 6/1/2030	5,795,000	6,102,763
New Mexico, State Mortgage Finance Authority, Series A, 3.5%, 1/1/2051	3,325,000	3,279,212
New Mexico, State Mortgage Finance Authority, Single Family Mortgage Revenue, “I” , Series D, 3.75%, 1/1/2050	3,075,000	3,056,448
		18,558,173
New York 14.2%
Dutchess County, NY, Local Development Corp., Bard College Project, Series A, 144A, 5.0%, 7/1/2051	820,000	743,741
New York, Genesee County Funding Corp., Rochester Regional Health Obligation, Series A, 5.25%, 12/1/2052	2,000,000	2,034,945
New York, Metropolitan Transportation Authority Revenue, Series D, 5.0%, 11/15/2038	13,635,000	13,670,347
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Climate Board Certified Green Bond, Series B-2, 5.0%, 11/15/2034	10,940,000	11,812,740
New York, State Dormitory Authority Revenues, Non-State Supported Debt, The New School:
Series A, 4.0%, 7/1/2047	1,000,000	869,996
Series A, 4.0%, 7/1/2052	1,175,000	999,978
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series B, 5.0%, 2/15/2035	29,990,000	31,157,970
Series B, Prerefunded, 5.0%, 2/15/2035	10,000	10,501
Series A, 5.0%, 2/15/2039	3,945,000	4,143,893
Series A, Prerefunded, 5.0%, 2/15/2039	5,000	5,455
New York, State Dormitory Authority, Sales Tax Revenue, Series A, 5.0%, 3/15/2036	5,000,000	5,400,850
New York, State Power Authority Revenue:
Series A, 4.0%, 11/15/2045	5,825,000	5,696,694
Series A, 4.0%, 11/15/2050	5,000,000	4,808,680
New York, State Thruway Authority:
Series O, Group 1, 4.0%, 1/1/2040	10,000,000	9,736,281
Series O, Group 1, 4.0%, 1/1/2041	15,285,000	14,721,355
Series N, Group 2, 4.0%, 1/1/2044	5,000,000	4,789,852
New York, State Thruway Authority General Revenue, Junior Indebtedness Obligation, Series B, 4.0%, 1/1/2040, INS: AGMC	12,715,000	12,716,540
The accompanying notes are an integral part of the financial statements.

22	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment:
AMT, 5.0%, 1/1/2033	2,045,000	2,071,440
AMT, 5.0%, 10/1/2035	3,705,000	3,740,604
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project, AMT, 3.0%, 8/1/2031, GTY: American Airlines Group, Inc.	1,000,000	894,613
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project:
Series A, AMT, 5.0%, 7/1/2041	6,660,000	6,674,495
Series A, AMT, 5.0%, 7/1/2046	9,940,000	9,874,319
New York, State Transportation Development Corp., Special Facilities Revenue, Terminal 4 John F. Kennedy, International Project, AMT, 5.0%, 12/1/2041	3,210,000	3,174,083
New York, State Urban Development Corp. Revenue, State Personal Income Tax:
Series A, 5.0%, 3/15/2031	4,600,000	4,966,407
Series C, 5.0%, 3/15/2047	8,300,000	8,851,101
New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges And Tunnels:
Series A, 4.0%, 11/15/2054	5,000,000	4,589,875
Series A, 5.0%, 11/15/2049	5,155,000	5,474,097
Series A, 5.0%, 5/15/2051	4,240,000	4,523,627
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	1,195,000	1,209,283
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, Series DD, 1.96% (b), 12/1/2022	3,200,000	3,200,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series EE-2, 1.05% (b), 12/1/2022, LIQ: State Street B&T Co.	50,000	50,000
Series AA-1, 4.0%, 6/15/2051	10,460,000	9,914,686
Series DD, 5.0%, 6/15/2036	6,000,000	6,146,082
Series GG-1, 5.0%, 6/15/2050	10,000,000	10,635,112
Series AA-1, 5.25%, 6/15/2052	7,500,000	8,265,014
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series D-1, 5.0%, 2/1/2038	12,000,000	12,199,669
Series D-1, 5.25%, 11/1/2040	5,000,000	5,602,749
Series D-1, 5.5%, 11/1/2045	15,000,000	17,090,073
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Series S-3, 5.0%, 7/15/2031	4,000,000	4,430,563
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	23

	Principal Amount ($)	Value ($)
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Fiscal 2018, Series S-1, 5.0%, 7/15/2035	2,800,000	3,021,031
New York, NY, General Obligation:
Series B-3, 1.96% (b), 12/1/2022	9,040,000	9,040,000
Series 3, 2.1% (b), 12/1/2022	500,000	500,000
Series B-1, 5.0%, 12/1/2031	2,000,000	2,150,090
Series B-1, 5.25%, 10/1/2047	3,000,000	3,320,611
Port Authority of New York & New Jersey:
Series 207, AMT, 5.0%, 9/15/2029	8,000,000	8,499,152
Series 207, AMT, 5.0%, 9/15/2030	20,000,000	21,227,722
Series 207, AMT, 5.0%, 9/15/2031	6,950,000	7,360,425
Triborough, NY, Bridge & Tunnel Authority Sales Tax Revenue:
Series A, 5.25%, 5/15/2052	8,000,000	8,789,770
Series A, 5.25%, 5/15/2057	12,000,000	13,184,654
		333,991,165
North Carolina 0.5%
North Carolina, State Housing Finance Agency:
Series 47, 3.0%, 7/1/2051	7,965,000	7,682,218
Series 42, 4.0%, 1/1/2050	4,610,000	4,613,849
		12,296,067
Ohio 3.7%
Buckeye, OH, Tobacco Settlement Financing Authority:
“1", Series A, 4.0%, 6/1/2048	9,975,000	8,691,172
“2", Series B-2, 5.0%, 6/1/2055	8,970,000	8,231,116
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	6,035,000	6,115,259
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2036	975,000	942,255
5.0%, 1/1/2046	2,790,000	2,547,550
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	7,380,000	7,464,227
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, Children’s Hospital Medical Center of Akron, Prerefunded, 5.0%, 11/15/2038	5,000,000	5,053,963
Ohio, State Hospital Revenue, Aultman Health Foundation:
144A, 5.0%, 12/1/2038	7,750,000	7,082,738
144A, 5.0%, 12/1/2048	7,500,000	6,508,777
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Series B, 4.5%, 3/1/2050	4,070,000	4,124,013
The accompanying notes are an integral part of the financial statements.

24	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, First Time Homebuyer Program, Series A, 3.75%, 9/1/2050	3,305,000	3,279,972
Ohio, State Turnpike Commission, Infrastructure Projects:
Series A-1, 5.25%, 2/15/2030	4,620,000	4,646,290
Series A-1, 5.25%, 2/15/2031	9,375,000	9,428,347
Series A-1, 5.25%, 2/15/2032	7,500,000	7,542,678
Ohio, State Turnpike Commission, Junior Lien, Infrastructure Projects, Series A, 5.0%, 2/15/2039	3,890,000	4,393,071
		86,051,428
Oklahoma 0.9%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.25%, 8/15/2048	5,070,000	4,522,938
Series A, 5.5%, 8/15/2041	3,020,000	2,876,557
Series A, 5.5%, 8/15/2044	3,205,000	3,022,785
Oklahoma, State Turnpike Authority Revenue, Series E, 4.0%, 1/1/2031	6,375,000	6,574,931
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023, INS: NATL	2,960,000	2,966,462
		19,963,673
Pennsylvania 5.1%
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project:
5.0%, 12/1/2043	665,000	558,957
5.0%, 12/1/2054	1,825,000	1,452,109
Lancaster County, PA, Hospital Authority Revenue, University of Pennsylvania Health System Obligated Group, 5.0%, 8/15/2042	2,100,000	2,175,201
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	1,115,000	1,175,358
Pennsylvania, Commonwealth Financing Authority Revenue, Series A, 5.0%, 6/1/2033	5,000,000	5,222,807
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2027	1,290,000	1,394,521
5.0%, 6/1/2028	1,290,000	1,415,052
5.0%, 6/1/2029	1,290,000	1,412,669
5.0%, 6/1/2030	855,000	935,332
5.0%, 6/1/2031	865,000	944,117
Pennsylvania, Geisinger Authority Health System Revenue, Series A-2, 5.0%, 2/15/2034	3,000,000	3,143,434
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	25

	Principal Amount ($)	Value ($)
Pennsylvania, State General Obligation, Series D, 5.0%, 8/15/2032	5,000,000	5,262,047
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 136, 3.0%, 10/1/2051	5,727,810	5,574,571
Series 132A, 3.5%, 4/1/2051	2,235,000	2,214,901
Pennsylvania, State Turnpike Commission Revenue:
Series B, 4.0%, 12/1/2046	10,250,000	9,780,764
Series B, 5.0%, 6/1/2033	12,000,000	12,515,406
Series A-1, 5.0%, 12/1/2040	5,000,000	5,132,033
Series B-1, 5.0%, 6/1/2042	6,950,000	7,158,690
Series A, 5.0%, 12/1/2044	20,335,000	21,150,006
Series B, 5.0%, 12/1/2051	4,335,000	4,546,095
Series B, 5.25%, 12/1/2052 (d)	4,050,000	4,351,292
Southeastern, PA, Transportation Authority Revenue, 5.25%, 6/1/2052	20,000,000	21,801,680
		119,317,042
South Carolina 2.3%
Lexington County, SC, Health Services District, Lexington Medical Center, 5.0%, 11/1/2041	2,500,000	2,542,804
South Carolina, State Public Service Authority Revenue:
Series B, 4.0%, 12/1/2047	7,270,000	6,404,166
Series A, 4.0%, 12/1/2052	12,640,000	10,844,581
Series A, 5.0%, 12/1/2033	4,400,000	4,563,365
Series A, 5.0%, 12/1/2036	4,780,000	4,889,118
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	8,000,000	8,247,512
South Carolina, State Transportation Infrastructure Bank Revenue, 5.0%, 10/1/2038	15,130,000	16,143,521
		53,635,067
South Dakota 0.3%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health, 5.0%, 7/1/2046	6,140,000	6,155,198
Tennessee 0.7%
Metropolitan Nashville, TN, Airport Authority Revenue:
Series B, AMT, 4.0%, 7/1/2049	4,000,000	3,560,507
Series B, AMT, 4.0%, 7/1/2054	10,045,000	8,707,482
Series B, AMT, 5.5%, 7/1/2052 (d)	3,250,000	3,467,600
		15,735,589
The accompanying notes are an integral part of the financial statements.

26	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Texas 10.1%
Aubrey, TX, Independent School District, Series 2022, 4.0%, 2/15/2052	6,025,000	5,801,814
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series A, Prerefunded, 5.0%, 1/1/2040	4,730,000	5,011,098
Series E, 5.0%, 1/1/2045	1,500,000	1,567,219
Clifton, TX, Higher Education Finance Corp., Education Revenue, Series D, 6.125%, 8/15/2048	11,465,000	11,664,567
Greater Texas, Cultural Education Facilities Finance Corp. Lease Revenue, Epicenter Multipurpose Facilities Project:
Series A, 4.0%, 3/1/2046	2,145,000	1,956,997
Series A, 4.0%, 3/1/2050	5,055,000	4,521,530
Houston, TX, Hotel Occupancy Tax & Special Revenue, Convention & Entertainment Facilities Department:
5.0%, 9/1/2029	1,000,000	1,088,379
5.0%, 9/1/2030	1,000,000	1,087,801
5.0%, 9/1/2031	850,000	922,967
Houston, TX, Utility Systems Revenue, First Lien, Series A, 5.0%, 11/15/2033	2,475,000	2,803,792
Humble, TX, Independent School District, 5.0%, 2/15/2047	9,750,000	10,691,985
Lower Colorado River, TX, Transmission Contract Authority Revenue, LCRA Transmission Services Corp., Project:
5.0%, 5/15/2045	1,500,000	1,560,335
5.0%, 5/15/2050	2,500,000	2,584,166
Newark, TX, Higher Education Finance Corp., Texas Revenue, Abilene Christian University Project, Series A, 4.0%, 4/1/2057	15,000,000	12,781,249
North Texas, Tollway Authority Revenue, Series A, 4.125%, 1/1/2040	7,500,000	7,467,706
San Antonio, TX, Education Facilities Corp. Higher Education Revenue, Hallmark University Project:
Series A, 5.0%, 10/1/2041	435,000	376,131
Series A, 5.0%, 10/1/2051	645,000	524,633
San Antonio, TX, Education Facilities Corp. Revenue, University of the Incarnate Word Project:
Series A, 4.0%, 4/1/2046	1,525,000	1,256,276
Series A, 4.0%, 4/1/2051	5,500,000	4,375,756
Series A, 4.0%, 4/1/2054	785,000	610,412
San Antonio, TX, Electric & Gas Systems Revenue, 4.0%, 2/1/2032	7,000,000	7,213,900
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	27

	Principal Amount ($)	Value ($)
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	25,000,000	25,449,920
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Scott & White Healthcare, Series D, 5.5%, 11/15/2047	8,550,000	9,521,268
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, Prerefunded, 5.0%, 8/15/2043	9,900,000	10,072,055
Texas, Grand Parkway Transportation Corp., System Toll Revenue, First Tier, Series C, 4.0%, 10/1/2049	5,000,000	4,561,112
Texas, New Hope Cultural Education Facilities Finance Corp., Educational Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	4,250,000	3,810,567
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Westminster Project:
4.0%, 11/1/2049	1,070,000	826,011
4.0%, 11/1/2055	1,225,000	908,389
Texas, New Hope Cultural Education Facilities Finance Corp., Senior Living Revenue, Bridgemoor Plano Project, Series A, 7.25%, 12/1/2053* (c)	4,605,000	4,144,500
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien Revenue, Infrastructure Group LLC, I-635 Managed Lanes Project:
Series A, 4.0%, 6/30/2038	1,145,000	1,058,290
Series A, 4.0%, 12/31/2038	1,145,000	1,056,404
Series A, 4.0%, 6/30/2039	875,000	801,912
Series A, 4.0%, 12/31/2039	1,010,000	923,961
Series A, 4.0%, 6/30/2040	815,000	738,128
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Mobility Partners Segments LLC, AMT, 5.0%, 6/30/2058	13,500,000	13,410,537
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2025, GTY: Goldman Sachs Group, Inc.	2,750,000	2,849,215
Texas, State College Student Loan, AMT, 5.5%, 8/1/2028	5,620,000	6,076,658
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	11,020,000	11,516,501
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	14,410,000	14,698,304
Texas, State Water Development Board Revenue, State Water Implementation Revenue Fund:
Series B, 4.0%, 10/15/2033	20,000,000	20,941,088
The accompanying notes are an integral part of the financial statements.

28	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Series B, 4.0%, 10/15/2036	10,000,000	10,303,953
Series B, 4.0%, 10/15/2037	7,000,000	7,171,811
		236,709,297
Utah 1.5%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 4.0%, 7/1/2051	10,200,000	9,113,418
Series A, AMT, 5.0%, 7/1/2032	5,000,000	5,289,067
Series A, AMT, 5.0%, 7/1/2042	13,440,000	13,687,463
Series A, AMT, 5.0%, 7/1/2043	3,850,000	3,928,144
Series A, AMT, 5.0%, 7/1/2048	2,310,000	2,336,123
Utah, State Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue, 5.5%, 6/1/2040 (d)	1,400,000	1,575,156
		35,929,371
Virginia 3.1%
Stafford County, VA, Economic Development Authority, Hospital Facilities Revenue, Mary Washington Healthcare:
5.0%, 10/1/2042	895,000	947,010
5.0%, 10/1/2047	3,035,000	3,176,837
5.0%, 10/1/2052	3,900,000	4,045,297
Virginia, Small Business Financing Authority Revenue, 95 Express Lanes LLC Project, AMT, 4.0%, 1/1/2048	4,010,000	3,351,674
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project, AMT, 4.0%, 1/1/2039	4,275,000	3,952,356
Virginia, Small Business Financing Authority, I-495 Hot Lanes Project:
AMT, 5.0%, 12/31/2052	3,625,000	3,724,429
AMT, 5.0%, 12/31/2057	1,560,000	1,596,482
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2052	13,345,000	13,323,816
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century, Series A, 4.0%, 2/1/2031	15,145,000	15,603,569
Virginia, State College Building Authority, Educational Facilities Revenue, Public Higher Education, Series A, 4.0%, 9/1/2031	4,710,000	4,861,265
Virginia, State College Building Authority, Educational Facilities Revenue, Regent University Project, 4.0%, 6/1/2046	2,420,000	2,017,766
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	29

	Principal Amount ($)	Value ($)
Virginia, State Commonwealth Transportation Board Revenue, Series A, 5.0%, 5/15/2031	5,120,000	5,657,000
Virginia, State Public Building Authority, Public Facility Revenue, Series B, AMT, 4.0%, 8/1/2039	9,700,000	9,828,578
		72,086,079
Washington 4.2%
King County, WA, School District No. 412 Shoreline, 5.0%, 12/1/2031	14,345,000	16,037,631
Port of Seattle, WA, Revenue Bonds:
Series A, AMT, 5.0%, 5/1/2029	8,280,000	8,770,693
Series A, AMT, 5.0%, 5/1/2030	6,200,000	6,551,846
Series A, AMT, 5.0%, 5/1/2031	9,200,000	9,691,368
AMT, 5.0%, 8/1/2047	2,000,000	2,061,998
AMT, 5.5%, 8/1/2047	1,500,000	1,615,399
Spokane County, WA, School District No. 81, Series B, 4.0%, 12/1/2030	13,000,000	13,721,906
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2043	4,665,000	3,305,729
Series B, 3.0%, 7/1/2048	9,170,000	5,989,493
Series B, 3.0%, 7/1/2058	4,630,000	2,764,336
Washington, State Health Care Facilities Authority, CommonSpirit Health Obligation Group, Series A-2, 5.0%, 8/1/2044	17,700,000	17,939,095
Washington, State Higher Educational Facilities Authority, Seattle University Project, 4.0%, 5/1/2050	4,350,000	3,883,409
Washington, State Housing Finance Commission, Non-Profit Housing Revenue, Rockwood Retirement Communities Project, 144A, 5.0%, 1/1/2055	9,010,000	6,523,747
		98,856,650
West Virginia 1.7%
West Virginia, Marshall University Revenue, Improvement & Refunding Bonds, Series A, 4.0%, 5/1/2050, INS: AGMC	9,150,000	8,699,747
West Virginia, State Economic Development Authority, Solid Waste Disposal Facility, Arch Resources Project, Series A, AMT, 4.125% (a), 7/1/2045	3,900,000	3,804,409
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group:
Series A, 5.0%, 6/1/2042	10,085,000	10,251,605
Series A, 5.0%, 6/1/2047	10,035,000	10,140,249
West Virginia, State Parkways Authority, Senior Lien, Trunpike Toll Revenue, 4.0%, 6/1/2051	6,765,000	6,398,168
		39,294,178
The accompanying notes are an integral part of the financial statements.

30	|	DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Wisconsin 1.8%
Wisconsin, Public Finance Authority Educational Facility Revenue, Noorba College of Osteopathic Media Project, Series B, 144A, 6.5%, 6/1/2045	10,000,000	7,956,652
Wisconsin, Public Finance Authority, Green Bond, Fargo Moorhead, AMT, 4.0%, 3/31/2056	7,995,000	6,096,673
Wisconsin, Public Finance Authority, Roseman University of Health Sciences Project:
144A, 4.0%, 4/1/2042	495,000	391,240
144A, 4.0%, 4/1/2052	845,000	612,102
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	1,235,000	1,075,393
144A, 5.75%, 5/1/2054	3,950,000	3,316,922
Wisconsin, Public Finance Authority, Wisconsin Hotel Revenue, Senior Lien Grand Hyatt San Antonio Hotel:
Series A, 5.0%, 2/1/2062	8,750,000	7,963,848
Series B, 144A, 6.0%, 2/1/2062	5,000,000	4,730,209
Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc.:
144A, 5.0%, 10/1/2043	1,560,000	1,354,054
144A, 5.0%, 10/1/2048	11,840,000	9,954,023
		43,451,116
Guam 0.0%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050	1,090,000	1,095,095
Puerto Rico 0.9%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2037	1,690,325	1,412,728
Series A1, 4.0%, 7/1/2041	2,613,626	2,100,641
Series A1, 4.0%, 7/1/2046	1,097,810	847,892
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	44,849,000	11,303,074
Series A-1, 5.0%, 7/1/2058	7,000,000	6,641,675
		22,306,010
Total Municipal Investments (Cost $2,355,157,741)		2,282,533,610
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	31

	Principal Amount ($)	Value ($)
Underlying Municipal Bonds of Inverse Floaters (e) 0.5%
New York
New York, State Thruway Authority, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2048 (f) (Cost $11,160,573)	10,000,000	10,738,928
Trust: New York, NY, State Thruway Authority, Personal Income Tax Revenue, Series 2022-XM1029, 144A, 12.74%, 3/15/2030, Leverage Factor at purchase date: 4 to 1
Corporate Bonds 0.4%
Consumer Discretionary
Grand Canyon University, 5.125%, 10/1/2028 (Cost $10,835,000)	10,835,000	10,052,713

	Shares	Value ($)
Closed-End Investment Companies 0.4%
Nuveen Quality Municipal Income Fund (Cost $10,046,847)	744,000	8,823,840
Open-End Investment Companies 0.8%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 1.8% (g) (Cost $19,949,272)	19,948,260	19,950,255

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,407,149,433)	99.1	2,332,099,346
Floating Rate Notes	(0.3)	(7,500,000)
Other Assets and Liabilities, Net	1.2	28,289,608
Net Assets	100.0	2,352,888,954

*	Non-income producing security.
(a)
Variable or floating rate security. These securities are shown at their current rate as of
November 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

The accompanying notes are an integral part of the financial statements.

32	|	DWS Managed Municipal Bond Fund

(b)
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of
November 30, 2022. Date shown reflects the earlier of demand date or stated
maturity date.

(c)	Defaulted security or security for which income has been deemed uncollectible.
(d)	When-issued security.
(e)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(f)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

(g)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIFMA: Securities Industry and Financial Markets Association
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	33

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$ —	$2,293,272,538	$—	$2,293,272,538
Corporate Bonds	—	10,052,713	—	10,052,713
Closed-End Investment Companies	8,823,840	—	—	8,823,840
Open-End Investment Companies	19,950,255	—	—	19,950,255
Total	$28,774,095	$2,303,325,251	$—	$2,332,099,346

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

34	|	DWS Managed Municipal Bond Fund

Statement of Assets and Liabilities
as of November 30, 2022 (Unaudited)

Assets
Investment in securities, at value (cost $2,407,149,433)	$ 2,332,099,346
Receivable for investments sold	12,924,755
Receivable for Fund shares sold	5,136,322
Dividends receivable	34,596
Interest receivable	31,574,841
Other assets	146,917
Total assets	2,381,916,777
Liabilities
Payable for investments purchased — when-issued securities	14,023,848
Payable for Fund shares redeemed	3,958,874
Payable for floating rate notes issued	7,500,000
Distributions payable	1,344,389
Accrued management fee	547,252
Accrued Trustees' fees	33,469
Other accrued expenses and payables	1,619,991
Total liabilities	29,027,823
Net assets, at value	$2,352,888,954
Net Assets Consist of
Distributable earnings (loss)	(166,349,851)
Paid-in capital	2,519,238,805
Net assets, at value	$2,352,888,954
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	35

Statement of Assets and Liabilities as of November 30, 2022 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($897,589,192 ÷ 113,091,908 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.94
Maximum offering price per share (100 ÷ 97.25 of $7.94)	$ 8.16
Class C
Net Asset Value, offering and redemption price
(subject to contingent deferred sales charge) per share
($33,329,173 ÷ 4,199,874 outstanding shares of beneficial interest,
$.01 par value, unlimited number of shares authorized)
$ 7.94
Class S
Net Asset Value, offering and redemption price per share ($1,164,941,642 ÷ 146,580,827 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.95
Institutional Class
Net Asset Value, offering and redemption price per share ($257,028,947 ÷ 32,369,111 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.94
The accompanying notes are an integral part of the financial statements.

36	|	DWS Managed Municipal Bond Fund

Statement of Operations
for the six months ended November 30, 2022 (Unaudited)

Investment Income
Income:
Interest	$ 50,764,226
Dividends	210,189
Total income	50,974,415
Expenses:
Management fee	4,277,038
Administration fee	1,240,764
Services to shareholders	1,828,504
Distribution and service fees	1,310,011
Custodian fee	15,615
Professional fees	67,192
Reports to shareholders	58,968
Registration fees	57,091
Trustees' fees and expenses	60,014
Interest expense and fees on floating rate notes issued	77,215
Other	139,468
Total expenses before expense reductions	9,131,880
Expense reductions	(844,797)
Total expenses after expense reductions	8,287,083
Net investment income	42,687,332
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(59,167,342)
Payments by affiliates (see Note F)	2,733
(59,164,609)
Change in net unrealized appreciation (depreciation) on investments	(62,678,346)
Net gain (loss)	(121,842,955)
Net increase (decrease) in net assets resulting from operations	$ (79,155,623)
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	37

Statements of Changes in Net Assets
	Six Months Ended November 30, 2022	Year Ended May 31,
Increase (Decrease) in Net Assets	(Unaudited)	2022
Operations:
Net investment income	$ 42,687,332	$ 96,319,259
Net realized gain (loss)	(59,164,609)	(20,145,681)
Change in net unrealized appreciation (depreciation)	(62,678,346)	(359,660,428)
Net increase (decrease) in net assets resulting from operations	(79,155,623)	(283,486,850)
Distributions to shareholders:
Class A	(14,917,718)	(41,691,860)
Class C	(464,083)	(1,523,484)
Class S	(21,823,466)	(65,291,541)
Institutional Class	(5,202,885)	(18,945,043)
Total distributions	(42,408,152)	(127,451,928)
Fund share transactions:
Proceeds from shares sold	1,222,557,556	1,007,687,942
Reinvestment of distributions	37,291,602	113,126,543
Payments for shares redeemed	(1,605,136,857)	(1,661,285,146)
Net increase (decrease) in net assets from Fund share transactions	(345,287,699)	(540,470,661)
Increase (decrease) in net assets	(466,851,474)	(951,409,439)
Net assets at beginning of period	2,819,740,428	3,771,149,867
Net assets at end of period	$2,352,888,954	$2,819,740,428

The accompanying notes are an integral part of the financial statements.

38	|	DWS Managed Municipal Bond Fund

Financial Highlights
DWS Managed Municipal Bond Fund — Class A
	Six Months Ended 11/30/22	Years Ended May 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$8.29	$9.39	$8.98	$9.21	$8.98	$9.17
Income (loss) from investment operations:
Net investment income	.13	.24	.25	.28	.28	.28
Net realized and unrealized gain (loss)	(.35)	(1.02)	.41	(.21)	.23	(.19)
Total from investment operations	(.22)	(.78)	.66	.07	.51	.09
Less distributions from:
Net investment income	(.13)	(.24)	(.25)	(.28)	(.28)	(.28)
Net realized gains	—	(.08)	(.00)*	(.02)	(.00)*	(.00)*
Total distributions	(.13)	(.32)	(.25)	(.30)	(.28)	(.28)
Net asset value, end of period	$7.94	$8.29	$9.39	$8.98	$9.21	$8.98
Total Return (%)[a]	(2.68)b**	(8.53)	7.52	.64	5.85	1.00
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	898	1,008	1,251	1,220	1,315	1,507
Ratio of expenses before expense reductions (including interest expense) (%)[c]	.79***	.76	.76	.76	.77	.77
Ratio of expenses after expense reductions (including interest expense) (%)[c]	.79***	.76	.76	.76	.77	.77
Ratio of expenses after expense reductions (excluding interest expense) (%)	.78***	.76	.76	.76	.77	.76
Ratio of net investment income (%)	3.20***	2.65	2.77	3.02	3.18	3.08
Portfolio turnover rate (%)	34**	39	29	35	39	42

[a]	Total return does not reflect the effect of any sales charges.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	39

DWS Managed Municipal Bond Fund — Class C
	Six Months Ended 11/30/22	Years Ended May 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$8.29	$9.39	$8.98	$9.21	$8.98	$9.17
Income (loss) from investment operations:
Net investment income	.10	.17	.18	.20	.21	.21
Net realized and unrealized gain (loss)	(.35)	(1.02)	.41	(.21)	.23	(.19)
Total from investment operations	(.25)	(.85)	.59	(.01)	.44	.02
Less distributions from:
Net investment income	(.10)	(.17)	(.18)	(.20)	(.21)	(.21)
Net realized gains	—	(.08)	(.00)*	(.02)	(.00)*	(.00)*
Total distributions	(.10)	(.25)	(.18)	(.22)	(.21)	(.21)
Net asset value, end of period	$7.94	$8.29	$9.39	$8.98	$9.21	$8.98
Total Return (%)[a]	(3.04)b**	(9.24)[b]	6.67	(.15)	5.02[b]	.21
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	33	43	65	124	151	208
Ratio of expenses before expense reductions (including interest expense) (%)[c]	1.61***	1.56	1.55	1.55	1.57	1.56
Ratio of expenses after expense reductions (including interest expense) (%)[c]	1.54***	1.54	1.55	1.55	1.56	1.56
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.53***	1.54	1.55	1.55	1.56	1.55
Ratio of net investment income (%)	2.44***	1.87	1.99	2.23	2.39	2.29
Portfolio turnover rate (%)	34**	39	29	35	39	42

[a]	Total return does not reflect the effect of any sales charges.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

40	|	DWS Managed Municipal Bond Fund

DWS Managed Municipal Bond Fund — Class S
	Six Months Ended 11/30/22	Years Ended May 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$8.31	$9.40	$8.99	$9.23	$9.00	$9.18
Income (loss) from investment operations:
Net investment income	.14	.26	.27	.29	.30	.30
Net realized and unrealized gain (loss)	(.36)	(1.01)	.41	(.22)	.23	(.18)
Total from investment operations	(.22)	(.75)	.68	.07	.53	.12
Less distributions from:
Net investment income	(.14)	(.26)	(.27)	(.29)	(.30)	(.30)
Net realized gains	—	(.08)	(.00)*	(.02)	(.00)*	(.00)*
Total distributions	(.14)	(.34)	(.27)	(.31)	(.30)	(.30)
Net asset value, end of period	$7.95	$8.31	$9.40	$8.99	$9.23	$9.00
Total Return (%)[a]	(2.67)**	(8.20)	7.73	.73	6.07	1.32
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,165	1,393	1,898	2,041	2,283	2,670
Ratio of expenses before expense reductions (including interest expense) (%)[b]	.65***	.61	.61	.62	.61	.62
Ratio of expenses after expense reductions (including interest expense) (%)[b]	.54***	.54	.55	.56	.56	.58
Ratio of expenses after expense reductions (excluding interest expense) (%)	.53***	.54	.55	.56	.56	.56
Ratio of net investment income (%)	3.44***	2.87	2.98	3.22	3.39	3.27
Portfolio turnover rate (%)	34**	39	29	35	39	42

[a]	Total return would have been lower had certain expenses not been reduced.
[b]
Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Managed Municipal Bond Fund	|	41

DWS Managed Municipal Bond Fund — Institutional Class
	Six Months Ended 11/30/22	Years Ended May 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$8.30	$9.40	$8.99	$9.22	$8.99	$9.17
Income (loss) from investment operations:
Net investment income	.14	.26	.27	.30	.30	.30
Net realized and unrealized gain (loss)	(.36)	(1.02)	.41	(.21)	.23	(.18)
Total from investment operations	(.22)	(.76)	.68	.09	.53	.12
Less distributions from:
Net investment income	(.14)	(.26)	(.27)	(.30)	(.30)	(.30)
Net realized gains	—	(.08)	(.00)*	(.02)	(.00)*	(.00)*
Total distributions	(.14)	(.34)	(.27)	(.32)	(.30)	(.30)
Net asset value, end of period	$7.94	$8.30	$9.40	$8.99	$9.22	$8.99
Total Return (%)	(2.67)a**	(8.31)[a]	7.75	.86	6.09	1.33
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	257	375	557	484	340	241
Ratio of expenses before expense reductions (including interest expense) (%)[b]	.61***	.55	.54	.55	.55	.56
Ratio of expenses after expense reductions (including interest expense) (%)[b]	.54***	.53	.54	.55	.55	.56
Ratio of expenses after expense reductions (excluding interest expense) (%)	.53***	.53	.54	.55	.55	.55
Ratio of net investment income (%)	3.44***	2.87	2.99	3.22	3.41	3.29
Portfolio turnover rate (%)	34**	39	29	35	39	42

[a]	Total return would have been lower had certain expenses not been reduced.
[b]
Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

42	|	DWS Managed Municipal Bond Fund

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Managed Municipal Bond Fund (the “Fund” ) is a diversified series of Deutsche DWS Municipal Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

DWS Managed Municipal Bond Fund	|	43

The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Municipal debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Other debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Closed-end investment companies are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Closed-end investment companies for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Closed-end investment companies are generally categorized as Level 1.

44	|	DWS Managed Municipal Bond Fund

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Inverse Floaters. The Fund invests in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in the short-term interest rate market. Inverse floaters are created by depositing a fixed-rate long-term municipal bond into a special purpose Tender Option Bond trust (the “TOB Trust” ). In turn the TOB Trust issues a short-term floating rate note and an inverse floater. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond’s par amount and is sold to a third party, usually a tax-exempt money market fund. The Fund receives the proceeds from the sale of the short-term floating rate note and uses the cash proceeds to make additional investments. The short-term floating rate note represents leverage to the Fund. The Fund, as the holder of the inverse floater, has full exposure to any increase or decrease in the value of the underlying bond. The income stream from the underlying bond in the TOB Trust is divided between the floating rate note and the inverse floater. The inverse floater earns all of the interest from the underlying long-term fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the TOB Trust. The floating rate notes issued by the TOB Trust are valued at cost, which approximates fair value.

DWS Managed Municipal Bond Fund	|	45

By holding the inverse floater, the Fund has the right to collapse the TOB Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption “Payable for floating rate notes issued”  in the Statement of Assets and Liabilities. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the TOB Trust are included in “Interest expense and fees on floating rate notes issued”  in the Statement of Operations. The weighted average outstanding daily balance of the floating rate notes issued during the six months ended November 30, 2022 was approximately $7,500,000, with a weighted average interest rate of 2.06%.
The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the TOB Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the TOB Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund’s inverse floater investments. In addition, the value of inverse floaters may decrease significantly when interest rates increase. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The TOB Trust could be terminated outside of the Fund’s control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.
When-Issued/Delayed Delivery Securities. The Fund may purchase  securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place.
Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

46	|	DWS Managed Municipal Bond Fund

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
From November 1, 2021 through May 31, 2022, the Fund elects to defer qualified late year losses of approximately $15,950,000 of net long-term realized capital losses and $24,640,000 of net short-term realized capital losses and treat them as arising in the fiscal year ending May 31, 2023.
At November 30, 2022, the aggregate cost of investments for federal income tax purposes was $2,404,842,791. The net unrealized depreciation for all investments based on tax cost was $72,743,445. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $47,498,617 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $120,242,062.
The Fund has reviewed the tax positions for the open tax years as of May 31, 2022 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in certain securities sold at a loss, accretion of market discount on debt securities, post-October loss deferrals, and restructuring of debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly

DWS Managed Municipal Bond Fund	|	47

attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.
B.
Purchases and Sales of Securities
During the six months ended November 30, 2022, purchases and sales of investment securities (excluding short-term investments) aggregated $854,548,881 and $1,254,779,423, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net

48	|	DWS Managed Municipal Bond Fund

assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund’s average daily net assets	.365%
Next $750 million of such net assets	.345%
Next $1.5 billion of such net assets	.325%
Next $2.5 billion of such net assets	.315%
Next $2.5 billion of such net assets	.295%
Next $2.5 billion of such net assets	.275%
Next $2.5 billion of such net assets	.255%
Over $12.5 billion of such net assets	.235%
Accordingly, for the six months ended November 30, 2022, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.334% of the Fund’s average daily net assets.
For the period from June 1, 2022 through September 30, 2023, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.78%
Class C	1.53%
Class S	.53%
Institutional Class	.53%
For the six months ended November 30, 2022, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$ 14,819
Class C	12,259
Class S	719,396
Institutional Class	98,323
$ 844,797
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable

DWS Managed Municipal Bond Fund	|	49

monthly. For the six months ended November 30, 2022, the Administration Fee was $1,240,764, of which $184,652 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended November 30, 2022, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at November 30, 2022
Class A	$ 48,768	$ 17,393
Class C	476	174
Class S	108,202	37,719
Institutional Class	509	149
	$ 157,955	$ 55,435
In addition, for the six months ended November 30, 2022, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$ 343,158
Class C	25,800
Class S	1,048,239
Institutional Class	202,182
$ 1,619,379
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended November 30, 2022, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at November 30, 2022
Class C	$ 143,921	$ 20,420
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to

50	|	DWS Managed Municipal Bond Fund

0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2022, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at November 30, 2022	Annualized Rate
Class A	$ 1,118,985	$ 361,888.24%
Class C	47,105	13,301.25%
	$ 1,166,090	$ 375,189
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended November 30, 2022 aggregated $2,988.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended November 30, 2022, the CDSC for Class C shares aggregated $1,507. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended November 30, 2022, DDI received $18,457 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended November 30, 2022, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $900, of which $590 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the six months ended November 30, 2022, the Fund engaged in securities purchases of $164,010,000 and securities sales of $158,155,000 with a net gain (loss) on securities sales of $0, with affiliated funds in compliance with Rule 17a-7 under the 1940 Act.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $375 million revolving credit facility provided by a syndication of banks.

DWS Managed Municipal Bond Fund	|	51

The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at November 30, 2022.
E.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended November 30, 2022		Year Ended May 31, 2022
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	3,225,683	$ 25,717,843	5,727,227	$ 51,742,517
Class C	131,619	1,052,796	341,980	3,095,214
Class S	136,835,261	1,119,544,667	92,438,496	806,740,925
Institutional Class	9,540,105	76,242,250	16,249,439	146,109,286
		$ 1,222,557,556		$ 1,007,687,942
Shares issued to shareholders in reinvestment of distributions
Class A	1,663,916	$ 13,167,423	4,054,958	$ 36,802,812
Class C	55,112	436,336	157,532	1,433,228
Class S	2,374,407	18,828,287	6,324,687	57,523,065
Institutional Class	612,964	4,859,556	1,910,465	17,367,438
		$ 37,291,602		$ 113,126,543
Shares redeemed
Class A	(13,365,565)	$ (106,617,211)	(21,433,489)	$ (190,506,243)
Class C	(1,218,914)	(9,661,876)	(2,175,324)	(19,694,384)
Class S	(160,360,520)	(1,305,299,342)	(132,864,925)	(1,164,618,504)
Institutional Class	(22,980,458)	(183,558,428)	(32,252,168)	(286,466,015)
		$ (1,605,136,857)		$ (1,661,285,146)

52	|	DWS Managed Municipal Bond Fund

	Six Months Ended November 30, 2022		Year Ended May 31, 2022
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
Class A	(8,475,966)	$ (67,731,945)	(11,651,304)	$ (101,960,914)
Class C	(1,032,183)	(8,172,744)	(1,675,812)	(15,165,942)
Class S	(21,150,852)	(166,926,388)	(34,101,742)	(300,354,514)
Institutional Class	(12,827,389)	(102,456,622)	(14,092,264)	(122,989,291)
		$ (345,287,699)		$ (540,470,661)
F.
Payments by Affiliates
During the six months ended November 30, 2022, the Advisor agreed to reimburse the Fund $2,733 for losses incurred on trades executed incorrectly. The amount reimbursed was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.
G.
Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, which at times has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

DWS Managed Municipal Bond Fund	|	53

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2022 to November 30, 2022).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

54	|	DWS Managed Municipal Bond Fund

Expenses and Value of a $1,000 Investment
for the six months ended November 30, 2022 (Unaudited)

Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 6/1/22	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/22	$973.20	$969.60	$973.30	$973.30
Expenses Paid per $1,000*	$3.91	$7.60	$2.67	$2.67
Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 6/1/22	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/22	$1,021.11	$1,017.35	$1,022.36	$1,022.36
Expenses Paid per $1,000*	$4.00	$7.79	$2.74	$2.74

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
DWS Managed Municipal Bond Fund†	.79%	1.54%	.54%	.54%

†	Includes interest expense and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities of 0.01% for each class.
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

DWS Managed Municipal Bond Fund	|	55

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Managed Municipal Bond Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2022.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s

56	|	DWS Managed Municipal Bond Fund

shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2021, the Fund’s performance (Class A shares) was in the 3rd quartile, 4th quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2021.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment

DWS Managed Municipal Bond Fund	|	57

management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were equal to the median of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2021). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be equal to the median of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2021, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily

58	|	DWS Managed Municipal Bond Fund

prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS Managed Municipal Bond Fund	|	59

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site
— sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.

Portfolio Holdings
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time.
Please see the Fund’s current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

60	|	DWS Managed Municipal Bond Fund

Investment Management
DWS Investment Management Americas, Inc. (“DIMA”  or the
“Advisor”  ), which is part of the DWS Group GmbH & Co. KGaA
(“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing
mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	SMLAX	SMLCX	SCMBX	SMLIX
CUSIP Number	25158T 608	25158T 822	25158T 848	25158T 855
Fund Number	466	766	2066	544

DWS Managed Municipal Bond Fund	|	61

Notes

Notes

DMMBF-3
(R-025437-12 1/23)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Managed Municipal Bond Fund, a series of Deutsche DWS Municipal Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/27/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/27/2023

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	1/27/2023